Summary of Significant Accounting Policies - Share-Based Compensation (Details) - AV Homes Inc [Member]	9 Months Ended
Sep. 30, 2018 shares
Share-based Compensation
Expiration period	10 years
2015 Incentive Compensation Plan
Share-based Compensation
Shares available for grant (in shares)	1,200,000
Shares reserved for issuance	600,000
Incentive Plan
Share-based Compensation
Shares reserved for issuance	400,000